Fees Summary	Sep. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,285,000.00
Previously Paid Amount	0.00
Total Fee Amount	484.87
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 484.87
Narrative - Max Aggregate Offering Price	$ 3,285,000.00
Final Prospectus	true